UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 29, 2006

Check here if Amendment [  ];                 Amendment Number: ___
       This Amendment (Check only one):          [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      THAMES RIVER CAPITAL LLP
                           ---------------------------
                           51 Berkeley Square
                           ---------------------------
                           London, England W1 5BB
                           ---------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Toby Hampden-Acton

Title:        Chief Compliance and Risk Officer

Phone:        44 20 7360-1237

Signature, Place, and Date of Signing:

     /s/ Toby Hampden-Acton         London, England         1st February 2007
     ----                           ---------------         -----------------
     [Signature]                     [City, State]          [Date]

Report Type                (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other  Managers  Reporting for this Manager:




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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            Nil

Form 13F Information Table Entry Total:       23

Form 13F Information Table Value Total:       US$671.371 million________________



List of Other Included Managers:


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

                                                       Thames River Capital LLP

                                                      Form 13F Information Table

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             Name              Title of   CUSIP     Value       Shares or   SH/  Put/  Investment    Other        Voting Authority
                                Class               x$1,000     PRM amount  PRN  Call  Discretion   Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Sole      Shared
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE ONE INTERNATIONAL I        COM   018772103     6,200      878,250   SH   N/A        SOLE          N      878,250
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL-ADR SERIES L          ADR   010824113   153,970    3,404,900   SH   N/A        SOLE          N    3,404,900
------------------------------------------------------------------------------------------------------------------------------------
BANCO BRADESCO-SPONSORED ADR        ADR   059460303    14,687      364,000   SH   N/A        SOLE          N      364,000
------------------------------------------------------------------------------------------------------------------------------------
CEMEX SAB-SPONS ADR PART CER        ADR   151290889     1,592       47,000   SH   N/A        SOLE          N       47,000
------------------------------------------------------------------------------------------------------------------------------------
CHINA PETROLEUM & CHEM-ADR          ADR   16941R108     1,853       20,000   SH   N/A        SOLE          N       20,000
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE BEBIDAS-PRF ADR        ADR   20441W203     7,027      144,000   SH   N/A        SOLE          N      144,000
------------------------------------------------------------------------------------------------------------------------------------
CIA VALE DO RIO DOCE-ADR            ADR   204412209    11,078      372,500   SH   N/A        SOLE          N      372,500
------------------------------------------------------------------------------------------------------------------------------------
DESARROLLADORA HOMEX-ADR            ADR   25030W100     2,593       43,900   SH   N/A        SOLE          N       43,900
------------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO MEX-SP ADR        ADR   344419106     7,895       68,200   SH   N/A        SOLE          N       68,200
------------------------------------------------------------------------------------------------------------------------------------
GRUPO TELEVISA SA-SPONS ADR         ADR   40049J206    35,137    1,300,900   SH   N/A        SOLE          N    1,300,900
------------------------------------------------------------------------------------------------------------------------------------
MOBILE TELESYSTEMS-SP ADR           ADR   607409109    22,234      443,000   SH   N/A        SOLE          N      443,000
------------------------------------------------------------------------------------------------------------------------------------
VIMPELCOM-SP ADR                    ADR   68370R109    99,114    1,255,400   SH   N/A        SOLE          N    1,255,400
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO S.A.-ADR        ADR   71654V408    36,149      351,000   SH   N/A        SOLE          N      351,000
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO S.A.-ADR        ADR   71654V101    23,301      251,200   SH   N/A        SOLE          N      251,200
------------------------------------------------------------------------------------------------------------------------------------
POSCO-ADR                           ADR   693483109     2,191       26,500   SH   N/A        SOLE          N       26,500
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TAIWAN SEMICONDUCTOR-SP ADR         ADR   874039100       585       53,559   SH   N/A        SOLE          N       53,559
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TELEFONOS DE MEXICO-SP ADR L        ADR   879403780    12,754      451,300   SH   N/A        SOLE          N      451,300
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL-SP ADR          ADR   881624209    63,054    2,028,762   SH   N/A        SOLE          N    2,028,762
------------------------------------------------------------------------------------------------------------------------------------
UNIBANCO-GDR                        ADR   90458E107   149,089    1,603,800   SH   N/A        SOLE          N    1,603,800
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UNITED MICROELECTRONICS-ADR         ADR   910873207     1,222      350,000   SH   N/A        SOLE          N      350,000
------------------------------------------------------------------------------------------------------------------------------------
BRASIL DISTR PAO ACU-SP ADR         ADR   20440T201     4,500      131,700   SH   N/A        SOLE          N      131,700
------------------------------------------------------------------------------------------------------------------------------------
MAGYAR TELEKOM TELE-SPON ADR        ADR   559776109    11,376      410,100   SH   N/A        SOLE          N      410,100
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TAM SA-SPONSORED ADR                ADR   87484D103     3,778      125,900   SH   N/A        SOLE          N      125,900
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